Cash and Cash Equivalents and Marketable Securities - Schedule of Marketable Securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Marketable Securities [Line Items]
Total current		R$ 16,908	R$ 22,941
Total noncurrent			15,720
Selic Treasury Notes [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		Selic - 100% to 178%
Total current		R$ 16,908	22,805
Other titles [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		Pre-fixed
Total current			136
Bank deposit certificates [Member]
Schedule of Marketable Securities [Line Items]
Percentage of CDI		CDI - 97% to 102%
Total noncurrent	[1]		R$ 15,720

[1]	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.